Property and Equipment	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	PROPERTY AND EQUIPMENT
The Company’s property and equipment are comprised of the following:

	June 30, 2022
	Cost	Accumulated Amortization	Carrying amount
Computer equipment	$14,256	$10,679	$3,577
Furniture and equipment	1,957	1,600	357
Computer software	5,035	4,919	116
Office equipment	2,282	2,234	48
Leasehold improvements	4,294	3,197	1,097
	$27,824	$22,629	$5,195

	June 30, 2021
	Cost	Accumulated Amortization	Carrying amount
Computer equipment	$10,679	$7,335	$3,344
Furniture and equipment	1,770	1,447	323
Computer software	4,973	4,819	154
Office equipment	2,240	2,198	42
Leasehold improvements	3,499	2,733	766
	$23,161	$18,532	$4,629
6.    PROPERTY AND EQUIPMENT (Continued)
The following table summarizes property and equipment activity for the years ended June 30, 2022 and 2021:

	Year ended June 30, 2022
	Carrying amount, opening	Acquired (note 3)	Additions	Amortization	Carrying amount, ending
Computer equipment	$3,344	$955	$1,923	$(2,645)	$3,577
Furniture and equipment	323	184	3	(153)	357
Computer software	154	35	27	(100)	116
Office equipment	42	14	28	(36)	48
Leasehold improvements	766	770	25	(464)	1,097
	$4,629	$1,958	$2,006	$(3,398)	$5,195

	Year ended June 30, 2021
	Carrying amount, opening	Additions	Amortization	Carrying amount, ending
Computer equipment	$3,492	$2,102	$(2,250)	$3,344
Furniture and equipment	619	3	(299)	323
Computer software	283	143	(272)	154
Office equipment	49	28	(35)	42
Leasehold improvements	1,120	10	(364)	766
	$5,563	$2,286	$(3,220)	$4,629